Schedule of Investments (unaudited)	Shares® U.S. Consumer Staples ETF
January 31, 2022	(Formerly iShares® U.S. Consumer Goods ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Beverages — 27.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	3,972	$1,671,537
Brown-Forman Corp., Class A	19,312	1,209,704
Brown-Forman Corp., Class B, NVS	77,967	5,257,315
Coca-Cola Co. (The)	1,435,339	87,570,032
Constellation Brands Inc., Class A	66,383	15,782,558
Keurig Dr Pepper Inc.	297,160	11,277,222
Molson Coors Beverage Co., Class B	75,880	3,616,441
Monster Beverage Corp.(a)	157,949	13,697,337
PepsiCo Inc.	509,878	88,474,031
		228,556,177
Chemicals — 1.8%
Corteva Inc.	310,368	14,922,493

Food & Staples Retailing — 6.6%
Albertsons Companies Inc., Class A	66,106	1,860,884
Casey’s General Stores Inc.	15,675	2,943,922
Grocery Outlet Holding Corp.(a)(b)	37,043	940,151
Kroger Co. (The)	314,416	13,705,393
Sysco Corp.	217,437	16,992,701
U.S. Foods Holding Corp.(a)(b)	93,903	3,311,020
Walgreens Boots Alliance Inc.	305,156	15,184,563
		54,938,634
Food Products — 20.1%
Archer-Daniels-Midland Co.	236,775	17,758,125
Beyond Meat Inc.(a)(b)	24,305	1,582,985
Bunge Ltd.	58,413	5,774,709
Campbell Soup Co.	82,941	3,659,357
Conagra Brands Inc.	199,177	6,923,393
Darling Ingredients Inc.(a)	68,679	4,379,660
Flowers Foods Inc.	79,782	2,244,268
Freshpet Inc.(a)(b)	17,301	1,609,512
General Mills Inc.	259,602	17,829,465
Hain Celestial Group Inc. (The)(a)	38,695	1,413,528
Hershey Co. (The)	62,218	12,261,301
Hormel Foods Corp.	120,245	5,708,030
Ingredion Inc.	28,519	2,700,749
JM Smucker Co. (The)	44,598	6,269,587
Kellogg Co.	107,022	6,742,386
Kraft Heinz Co. (The)	295,371	10,574,282
Lamb Weston Holdings Inc.	62,052	3,984,359
McCormick & Co. Inc./MD, NVS	106,081	10,640,985
Mondelez International Inc., Class A	461,874	30,959,414
Pilgrim’s Pride Corp.(a)	20,305	567,931
Post Holdings Inc.(a)	25,079	2,653,860
Seaboard Corp.	105	401,099
Tyson Foods Inc., Class A	122,117	11,099,214
		167,738,199
Security	Shares	Value

Health Care Providers & Services — 7.8%
AmerisourceBergen Corp.	63,142	$8,599,940
CVS Health Corp.	376,471	40,097,926
McKesson Corp.	65,040	16,697,069
		65,394,935
Household Products — 24.9%
Church & Dwight Co. Inc.	104,329	10,709,372
Clorox Co. (The)	52,240	8,769,006
Colgate-Palmolive Co.	314,325	25,916,096
Kimberly-Clark Corp.	143,408	19,740,111
Procter & Gamble Co. (The)	880,637	141,298,207
Reynolds Consumer Products Inc.	23,127	700,054
Spectrum Brands Holdings Inc.	17,752	1,586,674
		208,719,520
Personal Products — 0.3%
Herbalife Nutrition Ltd.(a)(b)	43,048	1,829,971
Olaplex Holdings Inc.(a)	34,225	747,474
		2,577,445
Tobacco — 10.9%
Altria Group Inc.	621,439	31,618,816
Philip Morris International Inc.	583,030	59,964,636
		91,583,452
Total Common Stocks — 99.7%
(Cost: $758,838,025)		834,430,855

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	4,159,580	4,160,828
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	1,140,000	1,140,000
		5,300,828

Total Short-Term Investments — 0.6%
(Cost: $5,300,811)		5,300,828

Total Investments in Securities — 100.3%
(Cost: $764,138,836)		839,731,683

Other Assets, Less Liabilities — (0.3)%		(2,900,363)

Net Assets — 100.0%		$836,831,320

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	Shares® U.S. Consumer Staples ETF
January 31, 2022	(Formerly iShares® U.S. Consumer Goods ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,114,123	$3,047,656	(a)	$—	$(813)	$(138)	$4,160,828	4,159,580	$14,026	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	810,000	330,000	(a)	—	—	—	1,140,000	1,140,000	42		—
					$(813)	$(138)	$5,300,828		$14,068		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Discretionary Index	7	03/18/22	$1,306	$(72,585)
E-Mini Consumer Staples Index	10	03/18/22	764	1,149
S&P Mid 400 E-Mini Index	1	03/18/22	263	(14,203)
				$(85,639)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	Shares® U.S. Consumer Staples ETF
January 31, 2022	(Formerly iShares® U.S. Consumer Goods ETF)

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$834,430,855	$—	$—	$834,430,855
Money Market Funds	5,300,828	—	—	5,300,828
	$839,731,683	$—	$—	$839,731,683
Derivative financial instruments(a)
Assets
Futures Contracts	$1,149	$—	$—	$1,149
Liabilities
Futures Contracts	(86,788)	—	—	(86,788)
	$(85,639)	$—	$—	$(85,639)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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